Finance Cost and Income - Summary of Finance Income Included in Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure of Finance Income [abstract]
Interest income	$ 410	$ 333		$ 289
Hyperinflation monetary adjustments	86	46
Other financial income	21	56		91
Finance income, excluding exceptional items	518	435		380
Exceptional finance income	1,104
Finance income	$ 1,622	$ 435	[1]	$ 380	[1]

[1]	The consolidated income statements for 2017 and 2018 have been restated to reflect the impact of adoption of IFRS 16 under the full retrospective application and the classification of the Australian operations as discontinued operations.